CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                January 23, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:     First Trust Specialty Finance and Financial Opportunities Fund


Ladies and Gentlemen:

      On behalf of First Trust Specialty Finance and Financial Opportunities Fund (the "Registrant"), we are transmitting Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-2 (File No. 333-200618) for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940. The Amendment is being filed in part to respond to staff comments from a letter dated December 24, 2014 on the initial filing of the Registration Statement on Form N-2.

      Before the Registration Statement becomes effective under the Securities Act of 1933, the Registrant will file Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 to include the Fund's financial statements for its fiscal year-ended November 30, 2014, and all remaining exhibits, and to address any remaining comments that you may have. We will submit a request for accelerated effectiveness of the Registration Statement pursuant to Rule 461 of the General Rules and Conditions of the Securities and Exchange Commission under the Securities Act of 1933 at the time of this subsequent filing.

      If we may cooperate with you in any way in the processing of this Registration Statement, please telephone the undersigned at (312) 845-3273.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Walter L. Draney
                                                 ------------------------------
                                                 Walter L. Draney

Enclosures
cc:  W. Scott Jardine
     Eric F. Fess